BILLINGS IN EXCESS OF COSTS AND ESTIMATD EARNINGS	12 Months Ended
Dec. 31, 2011
Billings In Excess Of Costs And Estimatd Earnings Disclosure [Abstract]
Billings In Excess Of Costs And Estimatd Earnings Disclosure [Text Block]

Note 15 - BILLINGS IN EXCESS OF COSTS AND ESTIMATED EARNINGS

The current liability, “billings in excess of costs and estimated earnings” on contract, represents the amount billed in excess of revenues recognized. Based on normal sales contract terms, our customers pay 20%-30% of total contract value as a deposit. Payments received on contracts not yet started are recorded as advances from customers. Billings in excess of costs and estimated earnings” are payments received on contracts that have been started and where the payment on the contract exceeds work progress to date. As work progresses on contracts, billings in excess of costs and estimated earnings will gradually decrease to zero.

As of December 31, 2011 and 2010, billings in excess of cost and estimated earnings are as follows.

	December 31,
	2011	2010
Progress billings to date	$-	$1,723,818
Less: Contract costs incurred plus recognized profits less recognized losses to date	-	(827,169)
Billings in excess of costs and estimated earnings	$-	$896,649